CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
5 CASH AND CASH EQUIVALENTS

	Average yield p.a. %		12/31/2025	12/31/2024
Cash and banks (1)	4.00%		9,881,326	6,596,510

Cash equivalents
Local currency
Fixed-term deposits	101.37	% of CDI	3,204,403	2,422,308

Foreign currency
Fixed-term deposits (2)	4.58%		2,094,024	—
			15,179,753	9,018,818
(1)Refers mainly to investments in foreign currency under the Sweep Account modality, which is a remunerated account the balance of which is invested and made available automatically each day.
(2)Refers to Time Deposit applications, with maturity up to 90 days, which is a remunerated bank deposit with a specific maturity period and is subject to an insignificant risk of changes in value.